NYSE Euronext

Received SEC

DEC 20 2011

Washington, DC 20549

11008690

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

CERTNYS
001-35387

December 20, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DRDGOLD LIMITED., American Depository Shares, each representing the right to receive ten Ordinary Shares, and Ordinary Shares of no Par Value (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 19, 2011. Tentative listing date – December 30, 2011.

Sincerely,